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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):       [_]   is a restatement.
                                         [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Minneapolis Portfolio Management Group, LLC
Address:     80 South 8th Street
             Suite 1902
             Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Harrison T. Grodnick
Title:       Chief Operating Officer
Phone:       (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick       Minneapolis, Minnesota      January 7, 2013
-----------------------------  --------------------------  -----------------
[Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      1

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     658,737
                                            (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                            --------------- --------- -------- ---------------- ---------- -------- -------------------
                                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                      --------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----

3M Co                                     COM       88579Y101    35043  377419 SH          Sole      None    377419
Agrium Inc                                COM       008916108    40599  406517 SH          Sole      None    406517
Apple Inc                                 COM       037833100      585    1100 SH          Sole      None      1100
Briggs & Stratton Corp                    COM       109043109    24360 1155579 SH          Sole      None   1155579
Cenovus Energy Inc                        COM       15135U109    27964  833758 SH          Sole      None    833758
Chicago Bridge & Iron Co N V        N Y REGISTRY SH 167250109    36660  790929 SH          Sole      None    790929
Cisco Sys Inc                             COM       17275R102    38264 1947359 SH          Sole      None   1947359
Corning Inc                               COM       219350105    19287 1528323 SH          Sole      None   1528323
Du Pont E I De Nemours & Co               COM       263534109    32215  716225 SH          Sole      None    716225
Ingersoll-Rand PLC                        SHS       G47791101    32821  684332 SH          Sole      None    684332
Johnson & Johnson                         COM       478160104    24352  347383 SH          Sole      None    347383
Life Technologies Corp                    COM       53217V109    24935  508566 SH          Sole      None    508566
Materion Corp                             COM       576690101    20116  780298 SH          Sole      None    780298
Mondelez Intl Inc                        CL A       609207105    23854  937173 SH          Sole      None    937173
NCR Corp New                              COM       62886E108    40944 1606912 SH          Sole      None   1606912
Northstar Rlty Fin Corp                   COM       66704R100      211   30000 SH          Sole      None     30000
Oracle Corp                               COM       68389X105    28336  850419 SH          Sole      None    850419
Scotts Miracle Gro Co                    CL A       810186106    14704  333798 SH          Sole      None    333798
Siemens A G                          SPONSORED ADR  826197501    35824  327251 SH          Sole      None    327251
Stanley Black & Decker Inc                COM       854502101    15026  203138 SH          Sole      None    203138
Terex Corp New                            COM       880779103    36374 1293990 SH          Sole      None   1293990
Texas Instrs Inc                          COM       882508104    29779  964039 SH          Sole      None    964039
US Bancorp Del                          COM NEW     902973304      256    8000 SH          Sole      None      8000
Valmont Inds Inc                          COM       920253101    20500  150130 SH          Sole      None    150130
Wabtec Corp                               COM       929740108    21778  248773 SH          Sole      None    248773
Wells Fargo & Co New                      COM       949746101      409   11970 SH          Sole      None     11970
Xylem Inc                                 COM       98419M100    33540 1237641 SH          Sole      None   1237641